GOING CONCERN	12 Months Ended
Dec. 31, 2016
GOING CONCERN
NOTE 3 - GOING CONCERN

The Company has elected to adopt early application of Accounting Standards Update No. 2014-15, “Presentation of Financial Statements—Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (“ASU 2014-15”).

The Company’s financial statements have been prepared on the basis that the Company has ceased operations for the time being and is in the process of pursuing business opportunities for the Company to resume as a going concern.

As reflected in the consolidated financial statements, the Company had an accumulated deficit of $(5,129,311) at December 31, 2016. These factors raise substantial doubt about the Company’s ability to continue as a going concern in the future once it acquires a viable entity.

The financial statements do not include any adjustments related to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might be necessary should the Company is unable to continue as a going concern.